UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Net of cash	$ 1,475	$ 1,475
Cash and cash equivalents	73,324	9,530
Restricted cash	4,057	27,392
Total cash, cash equivalents and restricted cash	$ 77,381	$ 36,922